Geographic information - Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Lease income	$ 6,530,546	$ 4,412,003	$ 4,321,006
Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	100.00%	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Lease income	$ 1,106,429	$ 782,297	$ 835,317
China | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	16.90%	17.70%	19.30%
United States
Segment Reporting Information [Line Items]
Lease income	$ 1,032,503	$ 579,270	$ 502,976
United States | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	15.80%	13.10%	11.60%
Other countries
Segment Reporting Information [Line Items]
Lease income	$ 4,391,614	$ 3,050,436	$ 2,982,713
Other countries | Geographic concentration risk | Total lease revenue
Segment Reporting Information [Line Items]
Percentage of lease revenue	67.30%	69.20%	69.10%